Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Expenses
Corporate development and investor relations	$ 1,274,632	$ 1,151,797
Depreciation	940,208	880,396
Exploration and evaluation expenditures	94,038,277	71,420,546
Office and sundry	798,198	1,213,903
Professional fees	1,652,312	1,629,038
Salaries and consulting	2,499,578	2,893,203
Share-based compensation	1,410,563	8,489,387
Transfer agent and regulatory fees	635,848	644,252
Travel	217,954	394,371
Loss from operating activities	(103,467,570)	(88,716,893)
Other income (expenses)
Settlement of flow-through share premium	22,932,528	17,165,846
Foreign exchange gain (loss)	101,959	(43,054)
Gain on sale of exploration and evaluation assets	4,217,935	12,161
Gain on lease derecognition		2,027
Loss from equity investment	(795,995)
Impairment of equity investment	(1,000,237)
Loss on disposal of property and equipment	(5,928)
Part XII.6 tax	(584,120)
Revaluation of secured notes	33,599
Impairment of exploration and evaluation assets	(8,000)
Interest expense	(27,119)	(15,988)
Interest income	2,791,248	1,220,279
Realized losses on disposal of investments		(4,675,084)
Unrealized losses on investments	(4,079,063)	(14,938,953)
Total	23,576,807	(1,272,766)
Loss and comprehensive loss for the year	$ (79,890,763)	$ (89,989,659)
Loss per share - basic	$ (0.45)	$ (0.54)
Loss per share - diluted	$ (0.45)	$ (0.54)
Weighted average number of common shares outstanding - basic	178,363,103	166,858,136
Weighted average number of common shares outstanding - diluted	178,363,103	166,858,136